S000031844 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.43%	15.25%	11.60%
Morningstar Dividend Yield Focus Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	8.01%	7.78%
iShares Core High Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.77%	7.92%	7.67%
Performance Inception Date					Mar. 29, 2011
iShares Core High Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	6.95%	6.74%
iShares Core High Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.67%	6.11%	6.03%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.